Loans (Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019		Sep. 30, 2018
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	¥ 1,159		¥ 1,008
Loan forgiveness or debt to equity swaps charge-off		8,728		2,012
Interest rate reduction and/or postponement of principal and/or interest		257,573		203,239
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	689
Loan forgiveness or debt to equity swaps charge-off		3,806
Interest rate reduction and/or postponement of principal and/or interest		218,927		193,746
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	689
Loan forgiveness or debt to equity swaps charge-off		3,806
Interest rate reduction and/or postponement of principal and/or interest		57,879		51,161
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		15,478		7,764
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		44,185		29,203
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		77,117		75,593
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		7,916		13,999
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		7,639		7,160
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		639
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		8,074		8,866
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1],[2]	470		1,008
Loan forgiveness or debt to equity swaps charge-off		4,922	[2]	2,012
Interest rate reduction and/or postponement of principal and/or interest		¥ 38,646	[2]	¥ 9,493

[1]	Amounts represent the book values of loans immediately after the restructurings.
[2]	The majority of total foreign consist of commercial and industrial loans.